INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financing Receivable, Past Due [Line Items]
Amortization of intangible assets	$ 82,472	$ 80,396	$ 75,094
Intangible Assets [Member]
Financing Receivable, Past Due [Line Items]
Loan from bank	6,300,000
Collateral to secure loan	$ 2,000,000.0